Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Current assets
Cash and cash equivalents	$ 344,679	$ 19,127
Deposits and other receivables, net	13,193	2,020
Total current assets	357,872	21,147
Non-current assets
Property, plant and equipment, net	198,548	191,249
Intangible assets, net	1,753,907	1,686,211
Total non-current assets	1,952,455	1,877,460
Total assets	2,310,327	1,898,607
Current liabilities
Short term loans	484,260	453,801
Other payables and accrued liabilities	508,697	448,730
Deferred revenue		2,304
Amount due to related parties	392,235
Total current liabilities	1,385,192	904,835
Total liabilities	1,385,192	904,835
STOCKHOLDERS’ EQUITY
Common stock	130,548	130,548
Additional paid-in capital	826,250	826,250
Retained earnings	32,828	163,148
Accumulated other comprehensive loss	(64,491)	(126,174)
Total stockholders’ equity	925,135	993,772
Total liabilities and stockholders’ equity	2,310,327	1,898,607
Tang Dynasty Investment Group Limited [Member]
Current assets
Cash and cash equivalents	986,821	$ 21,714
Deposits and other receivables, net	39,439
Amount due from related parties	57,955
Total current assets	1,084,215
Non-current assets
Property, plant and equipment, net	198,548
Intangible assets, net	1,753,907
Total non-current assets	1,952,455
Total assets	3,036,670
Current liabilities
Short term loans	484,260
Other payables and accrued liabilities	559,578
Amount due to related parties	3,005,353
Total current liabilities	4,049,191
Total liabilities	4,049,191
STOCKHOLDERS’ EQUITY
Common stock	130,548
Additional paid-in capital	(800,770)
Retained earnings	(352,254)
Accumulated other comprehensive loss	9,955
Total stockholders’ equity	(1,012,521)
Total liabilities and stockholders’ equity	$ 3,036,670